Revenue (Schedule Of Contract Assets And Liabilities) (Details) - CAD ($) $ in Millions	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Contract Assets [Abstract]
Current portion of contract assets	$ 97	$ 132
Long-term	28	40
Balance	125	172	$ 158
Contract Liabilities [Abstract]
Current portion of contract liabilities	213	211
Long-term	15	14
Balance	$ 228	$ 225	$ 238